Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 16,428	$ 20,983
Cash and cash equivalents	17,236	15,246	$ 13,426
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	8,813	11,146
Cash and cash equivalents	7,654	12,003
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3,463	4,505
Cash and cash equivalents	2,656	4
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	2,621	3,415
Cash and cash equivalents	30	32
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	783	1,053
Cash and cash equivalents	3,360	573
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	584	635
Cash and cash equivalents	3,437	2,455
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	164	229
Cash and cash equivalents	$ 99	$ 179